Long-term debt (Tables)	12 Months Ended
Mar. 26, 2016
Debt Disclosure [Abstract]
Summary of Long-Term Debt
(a)	Long-term debt consists of the following:

	As of
	March 26, 2016	March 28, 2015
	(In thousands)
Senior secured term loans that are subordinated in lien priority to the Company’s senior secured revolving credit facility. The loan bears interest at an annual rate of LIBOR plus 9.75% on $28 million of debt and LIBOR plus 7.25% on $5 million of debt. The term of the loan expires in August 2018	$33,000	$33,000
Senior secured term loan that is subordinated in lien priority to the Company’s senior secured revolving credit facility. The loan bore interest at an annual rate of LIBOR plus 9.75%. The loan was repaid in May 2016	1,250	—
Obligation under capital lease on land and building, pursuant to a sale-leaseback transaction. The term loan is being amortized using an implicit annual interest rate of 10.74% over the term of the lease of 20 years with a balloon payment related to the land component and is repayable in monthly installments of approximately $139,063 (CAD$184,537). The balance at March 26, 2016 and March 28, 2015 was CAD$12.1 million and CAD$12.8 million, respectively (f)	9,141	10,211
Term loan from Investissement Quebec, bearing interest at an annual rate of prime plus 7.0%, repayable beginning in October 2014 in 60 equal monthly principal payments of $62,798 (CAD$83,333), secured by the assets of the Company. The balance at March 26, 2016 and March 28, 2015 was CAD$3.7 million and CAD$4.6 million, respectively (b)	2,826	3,643
Term loan from Investissement Québec, bearing interest at an annual rate of prime plus 5.5%, repayable beginning in April 2012 in 48 equal monthly capital repayments of $156,995 (CAD$208,333), secured by the assets of the Company. The balance at March 26, 2016 and March 28, 2015 was CAD$3.1 million and CAD$4.4 million, respectively (b)	2,355	3,478
Term loan from Investissement Québec, bearing interest at an annual rate of Canadian prime plus 10%, repayable beginning in August 2015 in 48 equal monthly principal payment of $31,399 (CAD$41,667), secured by the assets of the Company. The balance at March 26, 2016 and March 28, 2015 was CAD$1.8 million and 2.0 million respectively (b)	1,383	1,590
Obligations under capital leases, at annual interest rates between 5.8% and 14.9%, secured by leasehold improvements, furniture, and equipment, maturing at various dates to March 2021	1,719	3,362
Cash advance provided by the Company’s controlling shareholder, Montrovest, bearing interest at an annual rate of 11%, net of withholding taxes (note 16(c))	1,500	1,500

	53,174	56,784
Current portion of long-term debt	5,670	4,745

	$47,504	$52,039

Summary of Future Minimum Lease Payments for Capital Leases
(c)	Future minimum lease payments for capital leases required in the following five years and thereafter are as follows (in thousands):

Year ending March:
2017	$2,967
2018	2,180
2019	1,698
2020	1,680
2021	6,171
Thereafter	—

14,696
Less imputed interest	3,836

$10,860

Summary of Principal Payment on Long Term Debt Including Obligation Under Capital Lease
(d)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under capital leases, are as follows (in thousands):

Year ending March:
2017	$5,670
2018	3,580
2019	35,049
2020	1,637
2021	5,738
Thereafter	1,500

$53,174